Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Nov. 30, 2014	Aug. 31, 2014	Aug. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 10,674	$ 10,844	$ 10,434
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares authorized	75,000	75,000	75,000
Common stock, shares issued	48,186	48,185	48,094
Treasury stock, shares	19,081	18,973	18,940